Shareholder Report, Holdings (Details) - Aspiration Redwood Fund	Sep. 30, 2024
Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.92%
NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.77%
UnitedHealth Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.47%
Costco Wholesale Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.13%
Visa Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Eli Lilly & Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.59%
Advanced Micro Devices Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.43%
Marsh & McLennan Cos Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.34%
Take-Two Interactive Software Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.25%
Ameriprise Financial Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.86%
Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.40%
Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%